Income taxes - Rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Income (loss) before income taxes	$ 7,782	$ (13,429)
Statutory tax rate (as a percent)	26.50%	26.50%
Tax at statutory rate	$ 2,062	$ (3,559)
Foreign tax rate differential	4	124
Effect of permanent differences	(4,905)	477
Foreign exchange	1,120	545
Change in unrecognized deferred tax asset	2,483	2,585
Income tax expense	$ 764	$ 172